Derivative Warrant Liabilities	6 Months Ended
Apr. 30, 2025
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities
5.	Derivative warrant liabilities

a.	On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The April 2023 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the April 2023 Warrants, as well as repricing adjustments for stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”). As a result, these April 2023 Warrants were recorded at their fair value as a derivative liability at the time of their grant and are revalued at the end of each reporting period. The number of April 2023 Warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the April 2023 Warrants, the exercise price of the April 2023 Warrants was reduced to $1.077, and each April 2023 Warrant became exercisable into 0.724 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, see detailed table in note 7.

On December 16, 2024, 15,156 April 2023 Warrants were exercised into 10,969 common shares, resulting in gross proceeds of $11,821.

b.	On September 18, 2023, the Company issued 7,500,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The September 2023 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the September 2023 Warrants, as well as repricing adjustments for stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these September 2023 Warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of September 2023 Warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On January 21, 2024, following the January 2024 Public Offering, which included the offering of common shares at a price lower than the exercise price of the September 2023 Warrants, the exercise price of the September 2023 Warrants was reduced to $1.077, and each September 2023 Warrant became exercisable into 0.288 common shares of the Company. For further details of the ratio of warrant shares issuable and outstanding in relation to the September 2023 Warrants, see detailed table in note 7.

On December 27, 2024, 327,765 September 2023 Warrants were exercised into 94,419 common shares, resulting in gross proceeds of $101,755.

c.

On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $1.60 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). The January 2024 Warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the The January 2024 Warrants, as well as repricing adjustments for stock splits, reclassifications, subdivisions, and other similar transactions (“January 2024 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period.

On December 27, 2024, 205,000 January 2024 Warrants were exercised into 205,000 common shares, resulting in gross proceeds of $328,000.

d.	During the three and six months ended April 30, 2025, the Company recorded a gain on the revaluation of the total derivative warrant liabilities of $664,768 and $1,179,518, respectively, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

e.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

April 30, 2025
Share Price	$1.01
Exercise Price	$1.077 – $1.60
Expected life	2.93 – 3.71 years
Risk-free interest rate	3.58 – 3.63%
Dividend yield	0.00%
Expected volatility	137.39 – 138.49%

f.	The following table presents the changes in the derivative warrant liability during the period:

Balance as of October 31, 2023	$4,310,379
Issuance of January 2024 Warrants	480,004
Exercise of warrants	(562,879)
Changes in fair value of warrants	(707,802)
Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,179,518)
Balance as of April 30, 2025	$2,318,263